April 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, (the “1940 Act”) is Post-Effective Amendment No. 195 under the Securities Act and Amendment No. 204 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, relating to ProShares Online Retail ETF, a new series of the Trust.

Should you have any comments or questions, please do not hesitate to contact me or Robert J. Borzone Jr. at (240) 497-6400.

Very truly yours,

/s/ Omar Bardouil

Compliance Specialist